UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end:
December 31

Wright Total Return Bond Fund and Wright Current Income Fund

Date of reporting period:
July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD

WRIGHT TOTAL RETURN BOND FUND

The Fund held no securities during the period July 1, 2010 through June 30, 2011 that required proxy votes and, therefore, there are no voting records to report.

WRIGHT CURRENT INCOME FUND

The Fund held no securities during the period July 1, 2010 through June 30, 2011 that required  proxy  votes and, therefore, there are no voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED INCOME TRUST (on behalf of WRIGHT TOTAL RETURN BOND FUND and WRIGHT CURRENT INCOME FUND).

By:          /s/Peter M. Donovan
Peter M. Donovan, President

Date:            8/5/11